Other provisions, other current liabilities and other non-current liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other Provisions
Contract-related provisions	$ 754	$ 607
Restructuring and restructuring- related provisions	292	234
Provisions for contractual penalties and compliance and litigation matters	113	209
Provision for insurance-related reserves	176	168
Other	184	157
Total	1,519	1,375
Other current liabilities
Employee-related liabilities	1,467	1,396
Accrued expenses	650	592
Non-trade payables	622	442
Income taxes payable	395	355
Accrued customer rebates	317	287
Other tax liabilities	286	282
Derivative liabilities (see Note 6)	145	143
Deferred income	130	25
Pension and other employee benefits	42	36
Accrued interest	29	44
Other	98	159
Total	4,181	3,761
Other non-current liabilities:
Income tax related liabilities	1,423	1,218
Deferred income	138	7
Provisions for contractual penalties and compliance and litigation matters	120	112
Employee-related liabilities	70	72
Environmental provisions	38	48
Derivative liabilities (see Note 6)	46	23
Other	190	189
Total	$ 2,025	$ 1,669